STOCKHOLDER'S EQUITY (Details) (USD $)	0 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended		0 Months Ended							12 Months Ended	0 Months Ended
	Feb. 03, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 02, 2014 item	Jun. 25, 2014	Jun. 25, 2014	May 12, 2014	May 12, 2014	Mar. 06, 2015	Jan. 02, 2014	Dec. 31, 2015	Dec. 17, 2014	Oct. 22, 2014	Jan. 05, 2015	Oct. 27, 2014	Jul. 29, 2014	Apr. 25, 2014	Sep. 15, 2014
Common Stock Rights and Privileges
Common Stock, Shares, Issued		1			1	1
Dividends
Dividends declared	$ 19,637,000
Dividends Payable, Amount Per Share		$ 0.20																$ 0.20	$ 0.20	$ 0.20
Dividends and dividend equivalents		19,821,000			58,504,000	588,000
Accrued unpaid dividends		41,000			225,000,000
Increase to additional paid-in capital related to stock based compensation		5,739,000
Equity disclosures
Stock-based compensation expense included in general and administrative expenses		5,739,000	6,357,000	0	11,293,000	12,000,000
Restricted stock unit granted (in shares)					494,980
Expected performance target to be achieved (as a percent)		100.00%
Total estimated unrecognized compensation cost related to nonvested stock-based compensation arrangements		4,383,000
Shares of RSU and PSU
Granted (in shares)					494,980
Vested (in shares)					(493,971)
Weighted Average Grant Date Fair Value
Granted (in dollars per share)					$ 22.40
Vested (in dollars per share)					$ 22.41
Restricted stock unit | Performance Vesting
Dividends
Vested units withheld for taxes		3,131
Equity disclosures
Restricted stock unit granted (in shares)		286,796
Shares of RSU and PSU
Granted (in shares)		286,796
Vested (in shares)		(84,649)
Nonvested at the end of the period (in shares)		202,147
Weighted Average Grant Date Fair Value
Granted (in dollars per share)		$ 33.96
Vested (in dollars per share)		$ 33.96
Unvested at the end of the period (in dollars per share)		$ 33.96
Board of Director
Equity disclosures
Number of Board of Directors to whom common stock was granted							2
Members of management | Restricted stock unit | Performance Vesting | Expected
Equity disclosures
Expected performance target to be achieved (as a percent)		100.00%
2013 Equity Incentive Plan
Equity disclosures
Price per share (in dollars per share)							20.18	$ 24.44	$ 24.44	$ 21.61	$ 21.61		20.18		25.40	22.44					$ 24.60
Restricted stock unit granted (in shares)								1,655	1,655	1,819	1,819
Shares of RSU and PSU
Granted (in shares)								1,655	1,655	1,819	1,819
2013 Equity Incentive Plan | Stock options
Equity disclosures
Number of shares authorized		9,474,000			9,474,000
Number of shares remaining available for grant		8,309,845				8,608,822
Price per share (in dollars per share)												33.96					$ 24.97
2013 Equity Incentive Plan | Board of Director
Equity disclosures
Price per share (in dollars per share)												33.96					$ 24.97
2013 Equity Incentive Plan | Board of Director | Stock options
Equity disclosures
Stock-based compensation expense included in general and administrative expenses					226,000
Shares granted							10,004
2013 Equity Incentive Plan | Members of management and executive officers | Performance Vesting
Equity disclosures
Restricted stock unit granted (in shares)												143,398
Percentage of performance target												100.00%
Shares of RSU and PSU
Granted (in shares)												143,398
2013 Equity Incentive Plan | Members of management and executive officers | Restricted stock unit | Performance Vesting
Equity disclosures
Stock-based compensation expense included in general and administrative expenses		487,000			6,063,000									4,870,000
Number of days form the termination of service for settlement of fully vested RSU												60 days
Percentage of performance target					100.00%							100.00%	100.00%
Awards to be granted on achieving specified percentage of performance target (in shares)												143,398
Number of PSUs vesting, if Holdings does not achieve free cash flow minimum performance target												0
2013 Equity Incentive Plan | Members of management and executive officers | Restricted stock unit | Performance Vesting | Minimum
Equity disclosures
PSUs vesting as a percentage of performance target												80.00%
2013 Equity Incentive Plan | Members of management and executive officers | Restricted stock unit | Performance Vesting | Maximum
Equity disclosures
PSUs vesting as a percentage of performance target												120.00%
2013 Equity Incentive Plan | Members of management and executive officers | Restricted stock unit | Performance Vesting | 30% | Minimum
Equity disclosures
Percentage of performance target												30.00%
2013 Equity Incentive Plan | Members of management and executive officers | Restricted stock unit | Performance Vesting | 150% | Minimum
Equity disclosures
Percentage of performance target												150.00%
2013 Equity Incentive Plan | Members of management | Performance Vesting | Minimum
Equity disclosures
Percentage of performance target								80.00%		80.00%
2013 Equity Incentive Plan | Members of management | Performance Vesting | Maximum
Equity disclosures
Percentage of performance target								120.00%		120.00%
2013 Equity Incentive Plan | Members of management | Restricted stock unit
Equity disclosures
Stock-based compensation expense included in general and administrative expenses		2,875,000			2,408,000
Restricted stock unit granted (in shares)							115,375					84,649
Number of shares that will be received under each RSU												1
Number of days form the termination of service for settlement of fully vested RSU					60 days
Shares of RSU and PSU
Granted (in shares)							115,375					84,649
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting
Equity disclosures
Number of days form the termination of service for settlement of fully vested RSU							60 days					60 days
Percentage of performance target							100.00%
Awards to be granted on achieving specified percentage of performance target (in shares)							244,016
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting | Expected
Equity disclosures
Stock-based compensation expense included in general and administrative expenses														4,870,000
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting | Minimum
Equity disclosures
PSUs vesting as a percentage of performance target							80.00%
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting | Maximum
Equity disclosures
PSUs vesting as a percentage of performance target							120.00%
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting | 30% | Minimum
Equity disclosures
Percentage of performance target							30.00%
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting | 150% | Maximum
Equity disclosures
Percentage of performance target							150.00%
2013 Equity Incentive Plan | Executive officers | Restricted stock unit
Equity disclosures
Stock-based compensation expense included in general and administrative expenses		1,995,000			2,596,000
Restricted stock unit granted (in shares)							128,641					58,749
Grant date fair value (in dollars)												1,995,000
Shares of RSU and PSU
Granted (in shares)							128,641					58,749
2013 Equity Incentive Plan | Executive officers | Restricted stock
Equity disclosures
Number of days form the termination of service for settlement of fully vested RSU												60 days
Class A common stock
Dividends
Dividends and dividend equivalents		4,315,000			12,937,000
Equity disclosures
Shares granted															167	864
Class A common stock | 2013 Equity Incentive Plan
Equity disclosures
Number of shares that will be received under each RSU					1
Class A common stock | 2013 Equity Incentive Plan | Board of Director
Equity disclosures
Stock-based compensation expense included in general and administrative expenses		382,000
Shares granted																	3,828
Total shares granted																	15,312
Number of Board of Directors to whom common stock was granted																	4
Class A common stock | 2013 Equity Incentive Plan | Board of Director | Stock options
Equity disclosures
Shares granted							5,002
Class B common stock
Dividends
Dividends and dividend equivalents		15,165,000			45,496,000
Dividend equivalents
Dividends
Dividends and dividend equivalents		341,000			71,000
Wanda
Dividends
Receivable due from related party		$ 293,000			$ 156,000,000